Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended										12 Months Ended				1 Months Ended
	Sep. 13, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 12, 2013	Aug. 31, 2013	Dec. 31, 2013 Noncurrent Liability	Dec. 31, 2012 Noncurrent Liability	Dec. 31, 2013 Current Asset	Dec. 31, 2013 Current Liability	Dec. 31, 2012 Current Liability	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Domestic Tax Authority	Dec. 31, 2012 Domestic Tax Authority	Dec. 31, 2013 Canadian Subsidiary	Dec. 31, 2011 Canadian Subsidiary
Income Tax Contingency
Tax refund		$ 1,368,000	$ 1,617,000	$ 3,010,000		$ 10,239,000
Reduction in APIC Pool of excess tax benefits from stock based compensation transactions				966,000
Income tax benefits attributable to stock-based compensation		2,368,000	777,000
Foreign pretax loss		10,227,000	5,473,000	12,897,000
Operating loss carryforwards, amount			179,029,000											121,977,000	179,029,000	16,840,000
Domestic and foreign tax credits, amount			10,124,000											2,354,000		1,370,000
Valuation allowance, Reversed			3,644,000
Deferred tax asset, valuation allowance		5,006,000	5,185,000														2,680,000
Tax deduction, percentage					9.00%
Increased net earnings				2,035,000	3,979,000
Increased net earnings, per share				$ 0.04	$ 0.09
Deferred tax assets, other comprehensive loss		31,467,000	73,588,000	58,277,000
Operating loss carryforwards, expiration dates		2033
Deferred tax assets, carryforwards		5,379,000	8,891,000
Domestic and foreign tax credits, valuation allowance		852,000	1,387,000
Domestic and foreign tax credits, expiration dates												2012	2018
Undistributed net earnings		27,000,000
Increase noncurrent deferred tax liabilities	1,334,000
Unrecognized tax benefits																0
Unrecognized tax benefits that would impact effective tax rate		6,301,000	14,386,000	4,915,000
Estimated unrecognized tax benefits, decrease as a result of tax position taken in prior years		6,447,000
Expiration date of statute of limitations		2010
Tax refund, Per share		$ 0.03	$ 0.04	$ 0.07
Interest expense on accrual for uncertain tax positions		1,446,000	119,000	305,000
Accrued interest							191,000	156,000	344,000	227,000
Tax benefit on interest accrued for uncertain tax positions							125,000	102,000	225,000	148,000
Accrued interest										$ 1,548,000	$ 179,000
Open tax years												2009	2013